Incentive Compensation Units - Summary of Class C Unit Activity (Details) - Class C Units	12 Months Ended
Dec. 31, 2014 $ / shares shares
Class C Units Activity
Units outstanding, beginning balance (in shares) | shares	21,350
Units converted (in shares) | shares	(21,350)
Units outstanding, ending balance (in shares) | shares	0
Class C Units Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 3,400
Units converted (in dollars per share) | $ / shares	(3,400)
Ending balance (in dollars per share) | $ / shares	$ 0
Employee
Class C Units Activity
Units outstanding, beginning balance (in shares) | shares	7,100
Units converted (in shares) | shares	(7,100)
Units outstanding, ending balance (in shares) | shares	0
Class C Units Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 2,800
Units converted (in dollars per share) | $ / shares	(2,800)
Ending balance (in dollars per share) | $ / shares	$ 0
Non-employee
Class C Units Activity
Units outstanding, beginning balance (in shares) | shares	14,250
Units converted (in shares) | shares	(14,250)
Units outstanding, ending balance (in shares) | shares	0
Class C Units Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 3,700
Units converted (in dollars per share) | $ / shares	(3,700)
Ending balance (in dollars per share) | $ / shares	$ 0